Annual Fund Operating Expenses - Alpha Architect US Equity 5 ETF - Alpha Architect US Equity 5 ETF Class	Jun. 06, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.09%	[1]

[1]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0945%
[2]	Other Expenses are estimated for the current fiscal year.